Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Cash	$ 23,197		$ 23,197		$ 935,701	$ 250,079
Cash equivalents
Investment maturity term			185 days			185 days
Assets held in the trust account	247,682,183		$ 247,682,183		233,538,339	$ 243,358,236
Interest cash and marketable securities	2,174,571	$ 2,544,350	4,323,947	$ 4,940,148	$ 2,281,141	9,819,897
Federal deposit insurance corporation coverage limit	250,000		250,000			250,000
Unrecognized tax benefits of accrued interest and penalties
Tax provision			$ 0			$ 0
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Weighted average shares (in Shares)			750,000			750,000
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants issued (in Shares)	11,500,000		11,500,000		11,500,000	11,500,000
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants issued (in Shares)	7,075,000		7,075,000			7,075,000